ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)			12 Months Ended
	Jun. 26, 2020 item $ / shares	May 21, 2020 USD ($) item $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥) Y shares	Jun. 30, 2023 USD ($) Y $ / shares shares	Mar. 15, 2023 USD ($) Y shares	Jun. 30, 2022 CNY (¥) Y shares	Jun. 30, 2022 USD ($) Y $ / shares shares	Jun. 30, 2021 USD ($) Y shares	Jun. 30, 2020 USD ($) $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of offerings | item	2	2
Number of warrants to purchase ordinary shares		911,112								1,680,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25								$ 1.25
Fair value of warrants | $		$ 1,689,389			$ 560,000	$ 2,750,000		$ 27,030,000	$ 34,860,000	$ 1,639,333
Fair value of the warrant liability				¥ 31,615,668	4,360,000		¥ 16,677,328
Change fair value changes of warrants liability, Aggregate amount | $			$ 320,000
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares		50,617								93,333
Exercise price of warrants (in dollars per share) | $ / shares	$ 22.50	$ 40.50								$ 22.50
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability				13,995,009	1,930,000			$ 2,490,000
Number of warrants							489,673	489,673
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability				¥ 17,620,659	$ 2,430,000
Number of warrants				555,694	555,694	555,694
Class A ordinary shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares				863,333	863,333	10,002,500	7,950,769	7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares					$ 6.24			$ 0.80
Class A ordinary shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares				47,963	47,963	555,694	441,710	441,710	489,673
Exercise price of warrants (in dollars per share) | $ / shares					$ 112.32			$ 14.40
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.40								0.35
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				0.0441	0.0441		0.0300	0.0300
Risk free interest rate | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				3.59	3.59	3.58
Measurement input, expected term
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants and rights outstanding, term		5 years 6 months								5 years 6 months
Measurement input, expected term | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y				3.47	3.47		3.47	3.47	4.46
Measurement input, expected term | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y				5.22	5.22	5.50
Measurement input, price volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		99.50								104.26
Measurement input, price volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				1.27	1.27		1.09	1.09
Measurement input, price volatility | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				110	110	110
Measurement input, expected dividend rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0								0